FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities [text block]
2020
Thousands

of U.S. dollars
Maturity (years)
2021 2022 2023 2024 2025
More than
5 years
Total
Senior Secured

Notes

30,625 530,625 - - - - 561,250
Lease liabilities 52,698 41,047 33,500 22,985 12,128 16,744 179,102
Bank borrowings

68,668 1,569 - - - - 70,237
Trade and

other payables

135,781 4,296 - - - - 140,077
Total

financial

liabilities
287,772 577,537 33,500 22,985 12,128 16,744 950,666
2021
Thousands

of U.S. dollars
Maturity (years)
2022 2023 2024 2025 2026
More than
5 years
Total
Senior Secured

Notes

40,000 40,000 40,000 40,000 520,000
-
680,000
Lease liabilities 46,851 43,596 30,014 19,194 12,694
12,082
164,431
Bank borrowings

58,144 358 - - -
-
58,502
Trade and

other payables

169,882 18,654
- - - -
188,536
Total

financial

liabilities
314,877 102,608 70,014 59,194 532,694 12,082 1,091,469
16)

FINANCIAL

LIABILITIES
As of

December

31,

2020

and 2021

all

the

financial

liabilities

of the

Company

are

classified

as

other financial

liabilities

at
amortized

cost, except

for the derivative

financial instruments

that are classified

as financial

liability at

fair value.

The payments

schedule

for other

financial liabilities,

trade and

other payables

and liabilities

at December

31,

2020 and

2021,
including

estimated

future

interest

payments,

calculated

based

on interest

rates and

foreign exchange

rates

applicable

as

at

December
31, 2020 and

2021 are as

follow: